SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 11 -  SHARE-BASED COMPENSATION

A.	General

1.
In connection with the transfer of all of the business operations and substantially all of the assets of Check-Cap LLC to the Company in 2009, the Company assumed the Check-Cap LLC 2006 Unit Option Plan (hereafter: the "2006 Plan"). According to the 2006 Plan, the Company is authorized to grant options to purchase ordinary shares of the Company to employees, directors and consultants of the Company. The options granted according to the 2006 Plan are generally exercisable for 10 years from the grant date unless otherwise determined by the Company's Board of Directors, vest over a period to be determined by the Company's Board of Directors, and have an exercise price to be determined by the Company's Board of Directors.

2.
On August 13, 2015, the shareholders approved and adopted the Check-Cap Ltd. 2015 Equity Incentive Plan (the "2015 Israeli Plan") and the Check-Ltd. 2015 United States Sub-Plan to Check-Cap Ltd. 2015 Equity Incentive Plan (the "2015 U.S. Sub-Plan" and together with the 2015 Israeli Plan, the "2015 Plan").  As of such date, the Company ceased to grant options under the 2006 Plan. All of the remaining shares authorized but unissued under the 2006 Plan were rolled over to the 2015 Plan.

3.	On July 30, 2018, the Company's Board of Directors resolved to increase the number of ordinary shares of the Company's reserved for issuance under the 2015 Plan by 870,261 shares to 1,205,594 shares.

4.	As of December 31, 2019, the available number of ordinary shares of the Company's reserved for future awards under the 2015 Plan is 344,688 shares.

B.
Details of share-based grants made by the Company

The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2019, 2018 and 2017 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Options:

Grant date	No. of options	Expiration date	Exercise price	Fair value on grant date	Share based expenses (1) $ in thousands	Vesting terms
February 27, 2017	1,964	February 27, 2027	$27.96	$14.40	$28	(2)
May 9, 2017	1,580	May 9, 2027	$25.86	$12.96	$20	(2)
June 22, 2017 (4)	5,041	June 22, 2027	$22.32	$12.60	$64	(3)
August 3, 2017	404	August 3, 2027	$22.36	$12.36	$5	(2)
November 2, 2017	853	November 2, 2027	$20.76	$8.16	$7	(2)
February 13, 2018	4,584	February 13, 2028	$10.44	$4.95	$23	(2)
July 30, 2018 (6)	231,819	July 30, 2028	$3.92	$2.61	$605	(5)
September 20, 2018 (4)	37,039	September 20, 2028	$3.92	$2.96	$110	(5)
November 1, 2018	44,450	November 1, 2028	$3.81	$3.23	$144	(5)
May 6, 2019 (9)	20,814	May 6, 2029	$2.68	$2.01	$42	(5)
August 5, 2019 (9)	30,338	August 5, 2029	$2.15	$1.48	$45	(5)
November 4, 2019 (9)	22,930	November 4, 2029	$1.85	$1.37	$31	(5)
December 12, 2019 (10)	129,639	December 12, 2029	$1.93	$1.14	$148	(5)
RSUs:

Grant date	No. of RSUs and PSUs	Expiration date	Fair value on grant date	Share based expenses (1)	Vesting terms
February 27, 2017	7,457	February 27, 2027	$2.20	$197	(2)
June 22, 2017 (7)	17,448	June 22, 2027	$1.88	$393	(7)
August 3, 2017 (8)	24,951	August 3, 2027	$1.84	$551	(8)
July 30, 2018 (6)	79,844	July 30, 2028	$3.24	$251	(5)
September 20, 2018 (4)	15,875	September 20, 2028	$3.65	$58	(5)
December 12, 2019 (10)	55,560	December 12, 2029	$1.52	$84	(5)

1.	Share based expenses are based on their fair value on grant date. The amount is charged to the statement of operations over the vesting periods.

2.
The options vest over a period of four years commencing on the date of grant, such that 25% of the options vested on the first anniversary of the date of grant and, thereafter, the remaining options vest in quarterly installments.

3.	The options vest over a period of three years commencing on the date of grant in quarterly installments.

4.	Options or RSUs granted to certain members of the Company's Board of Directors.

5.
The options vest over a period of three years commencing on the date of grant, such that one third of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments.

6.
Of the 231,819 options and 79,844 RSUs, 122,232 options and 50,796 RSUs, respectively, were issued to certain of the Company’s officers. The remaining options and RSUs were issued to employees and consultants.

7.
On June 22, 2017, the Company's shareholders approved the award of 11,302 and 6,146 RSUs to Mr. Densel, who served as the Company’s CEO at such time, and to certain members of the Company's Board of Directors, respectively. The terms of the RSUs awarded to the Company’s former CEO provided that they shall vest over a period of four years commencing on the date of grant, such that 25% of the RSUs shall vest on the first anniversary of the date of grant and thereafter, the remaining RSUs will vest in quarterly installments.  On February 26, 2018, upon the termination of the employment of Mr. Densel, the Company’s former CEO, options to purchase  49,965ordinary shares and 11,302 RSUs were forfeited which resulted in share-based compensation income of approximately $587 for expenses previously recognized for unvested options and RSUs.

The RSUs granted to certain members of the Company's Board of Directors shall vest over a period of three years commencing on the date of grant in quarterly installments. The compensation expense was based on the fair value on the grant date, and was estimated at approximately $255 and $138 for the RSUs granted to the Company’s CEO and to certain members of the Company's Board of Directors, respectively. These amounts are charged to statement of operations over the vesting periods.

8.
On August 3, 2017, the Company's Board of Directors approved the award of 24,951 Performance Stock Units (“PSUs”) to certain of the Company's employees. The PSUs shall vest based on four pre-determined milestones, of which the first milestone (15%) in 2017, the second and third milestones in 2018 (22.5% each) and the fourth milestone in 2019 (40%). The compensation expense was based on the fair value on the grant date, and was estimated at approximately $551. No expenses were recorded during the years ended December 31, 2019, 2018 and 2017 as the Company did not achieve the pre-determined milestones for these years.

9.	Of the 20,814, 30,338 and 22,930 options, 10,230, 10230 and 10,230 options, respectively, were issued to certain of the Company’s officers. The remaining options were issued to certain employees.
10.
On December 12, 2019, the Company's shareholders approved the award of 92,599 options and 39,685 performance based RSUs to the Company’s CEO and 37,040 options and 15,875 performance based RSUs to certain members of the Company's Board of Directors, respectively. The options shall vest over a period of three years commencing on their date of grant, such that 33.33% of the options shall vest on the first anniversary of the date of grant and an additional 8.33% will vest at the end of each subsequent three-month period thereafter, subject to each of the Company’s CEO and the member of the Board of Directors continuing service with the Company on each applicable vesting date. The exercise price of the options shall be equal to the average closing price of our ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the approval of the grant of the award by the shareholders, plus a 25% premium of $1.93.

The performance-based RSUs will vest over a period of three years commencing on January 1, 2020, in three equal tranches, and is subject to the achievement of Performance Targets. At least 60% of the Performance Targets for any calendar year must be met to be entitled to the tranche with respect to such calendar year, and once met, the applicable tranche will vest in full. Each of the Company’s CEO and the members of the Board of Directors must be serving as the Company CEO and members of the Board of Directors, respectively, on the date of the filing of our annual financial statements for each calendar year during the three year vesting period to be entitled to the performance based RSU tranche for any such calendar year. The vesting conditions for the performance-based RSUs with respect to the Performance Targets will include a mechanism for deferring vesting to the following years in the event of a failure to fulfill the criteria for any calendar year, provided that the cumulative average achievement criteria of the Performance Targets during the vesting period is met.

The compensation expense was based on the fair value on the grant date, and was estimated at approximately $166 and $66 for the options and performance based RSUs granted to the Company’s CEO and to certain members of the Company's Board of Directors, respectively. These amounts are charged to the statement of operations over the vesting periods of which $5 was recorded to general and administrative expenses in the year ended December 31, 2019.

C.	Options Fair Value The parameters which were used in applying the model are as follows:

	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7
Expected volatility (1)	98%-103%	104%-108%	58%-60%
Risk-free rate	1.59-2.30%	2.67-3.15%	1.9%-2.2%
Dividend yield	0%	0%	0%
Expected term (in years)	5.88	5.5-7	5.5-7
Share price	$1.52 - $2.52	$3.24 - $9.07	$15.96-$26.40

(1)      In the years ended December 31, 2019 and 2018, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options. In the year ended December 31, 2017, due to lack of history of trading, expected volatility was calculated based on certain peer companies that the Company considered to be comparable.

D.	Effect of share-based compensation transactions on the Company's statements of operations

	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Research and development, net	421	234	116
General and administrative, net*	95	(299)	610
Total	516	(65)	726

* The income recorded during 2018 is mainly due to the forfeiture of the former CEO's unvested options and RSUs.

E.	A summary of the Company's option activity related to options granted to employees, service providers and directors, and related information under the 2006 Plan and the 2015 Plan is as follows:

		Year ended December 31, 2019
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)(2)
Options outstanding at beginning of year	422,784	15.54	8.60	-
Options granted	203,721	2.03
Options forfeited	(79,183)	12.17
Options outstanding at end of year	547,322	10.24	8.30	-

Options exercisable at end of year	194,291	23.36	6.48	-

		Year ended December 31, 2018
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)(2)
Options outstanding at beginning of year	208,222	46.32	7.11	-
Options granted	318,094	4.00
Options forfeited	(103,532)	45.88
Options outstanding at end of year	422,784	15.54	8.60	-

Options exercisable at end of year	101,040	46.18	4.61	-

		Year ended December 31, 2017
	Number	Weighted average of exercise price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands)(2)
Options outstanding at beginning of year	207,769	47.04	7.39	-
Options granted	9,842	23.88
Options forfeited	(9,389)	39.24
Options outstanding at end of year	208,222	46.32	7.11	-

Options exercisable at end of year	134,550	48.00	5.99	-

1.	The weighted average grant date fair values of options granted during the years ended December 31, 2019, 2018 and 2017 were $1.31, $2.77 and $12.48, respectively.
2.	All the outstanding options, except options at an exercise price of par value, are out of the money.

A summary of the Company’s RSUs activity is as follows:

	Year ended December 31
	2019	2018	2017
	Number of RSUs
Unvested at beginning of year	109,469	44,473	-
Granted	55,560	95,719	49,856
Vested	(35,124)	(4,818)	(1,033)
Forfeited	(30,375)	(25,905)	(4,350)
Unvested at end of year	99,530	109,469	44,473

3.	The weighted average grant date fair values of RSUs awarded during the years ended December 31, 2019 , 2018 and 2017 were $1.52, $3.31 and $1.91.

4.
As of December 31, 2019, 2018 and 2017, there were $544, $964 and $633 unrecognized compensation cost related to non-vested share-based compensation arrangements (options and RSUs) granted under the 2006 Plan and 2015 Plan, respectively. This cost is expected to be recognized over a period of up to 4 years.